Intangible Assets, net - Narrative (Details) - USD ($) $ in Millions	1 Months Ended	12 Months Ended
	Jun. 30, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Indefinite-lived Intangible Assets [Line Items]
Amortization of intangible assets		$ 401.5	$ 492.1	$ 410.4
Computer software
Indefinite-lived Intangible Assets [Line Items]
Amortization of intangible assets		$ 31.4	38.4	34.0
Trademarks | North America Gaming and Interactive
Indefinite-lived Intangible Assets [Line Items]
Impairment loss on indefinite-lived intangible assets			$ 30.0
Trademarks | International
Indefinite-lived Intangible Assets [Line Items]
Impairment loss on indefinite-lived intangible assets				$ 9.7
Disposal group | Double Down
Indefinite-lived Intangible Assets [Line Items]
Reduction in net book value	$ 277.3